Loans (Accretable Yield, or Income Expected to be Collected) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 208	$ 630	$ 170	$ 967	$ 967	$ 0
New Loans Purchased	0	0	0	0	0	2,042
Accretion of Income	(234)	(241)	(446)	(784)	(1,265)	(1,130)
Reclassifications from Non-accretable Difference	208	0	458	206	468	129
Charge-off of Accretable Yield	0	0	0	0	0	(74)
Ending Balance	$ 182	$ 389	$ 182	$ 389	$ 170	$ 967